Business segment information (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Components of Segment Sales and Operating Revenue

Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales and operating revenue:
Game & Network Services —
Customers	1,479,775	1,581,568	1,848,298
Intersegment	72,118	68,231	95,514

Total	1,551,893	1,649,799	1,943,812
Music —
Customers	602,564	630,767	784,792
Intersegment	16,675	16,891	15,203

Total	619,239	647,658	799,995
Pictures —
Customers	935,827	901,230	1,010,173
Intersegment	2,315	1,899	894

Total	938,142	903,129	1,011,067
Home Entertainment & Sound —
Customers	1,155,085	1,034,215	1,221,734
Intersegment	3,957	4,789	999

Total	1,159,042	1,039,004	1,222,733
Imaging Products & Solutions —
Customers	677,231	571,499	647,163
Intersegment	6,724	8,134	8,729

Total	683,955	579,633	655,892
Mobile Communications —
Customers	1,121,925	752,688	713,916
Intersegment	5,548	6,457	9,826

Total	1,127,473	759,145	723,742
Semiconductors —
Customers	599,430	659,779	726,892
Intersegment	139,629	113,344	123,118

Total	739,059	773,123	850,010
Financial Services —
Customers	1,066,319	1,080,284	1,221,235
Intersegment	6,750	7,220	7,142

Total	1,073,069	1,087,504	1,228,377
All Other —
Customers	435,668	375,116	351,527
Intersegment	104,526	75,334	55,647

Total	540,194	450,450	407,174
Corporate and elimination	(326,354)	(286,195)	(298,820)

Consolidated total	8,105,712	7,603,250	8,543,982

G&NS intersegment amounts primarily consist of transactions with All Other. Semiconductors intersegment amounts primarily consist of transactions with the MC segment, the G&NS segment and the IP&S segment. All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the G&NS segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Operating income (loss):
Game & Network Services	88,668	135,553	177,478
Music	86,509	75,798	127,786
Pictures	38,507	(80,521)	41,110
Home Entertainment & Sound	50,558	58,504	85,841
Imaging Products & Solutions	69,320	47,257	74,924
Mobile Communications	(61,435)	10,164	(27,636)
Semiconductors	14,500	(7,811)	164,023
Financial Services	156,543	166,424	178,947
All Other	(41,252)	(29,585)	(23,530)

Total	401,918	375,783	798,943
Corporate and elimination	(107,721)	(87,081)	(64,083)

Consolidated operating income	294,197	288,702	734,860
Other income	66,849	14,418	23,728
Other expenses	(56,542)	(51,501)	(59,539)

Consolidated income before income taxes	304,504	251,619	699,049

Operating income (loss) is sales and operating revenue less costs and expenses, and includes equity in net income (loss) of affiliated companies.

Corporate and elimination includes headquarters restructuring costs and certain other corporate expenses, including the amortization of certain intellectual property assets such as the cross-licensing of intangible assets acquired from Ericsson at the time of the Sony Mobile Communications acquisition, which are not allocated to segments.

Pursuant to a separation of Sony’s businesses into distinct subsidiaries and a realignment of corporate functions, changes have been made to the method of calculating the amount of pension and severance-related expenses allocated to Sony’s headquarters and each business segment. As a result of these changes, an increase in corporate costs totaling 7.5 billion yen is included in Corporate and elimination for the fiscal year ended March 31, 2018. Conversely, a decrease in expenses totaling the same amount is included in each business segment, mainly in the Semiconductors (3.2 billion yen) and IP&S (2.0 billion yen) segments. These changes have no impact on consolidated operating income.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	3,801	5,435	4,483
Pictures	(981)	(35)	(129)
Home Entertainment & Sound	—	—	—
Imaging Products & Solutions	—	—	—
Mobile Communications	(186)	(79)	(102)
Semiconductors	—	—	—
Financial Services	(645)	(3,601)	(61)
All Other	249	1,843	4,378

Consolidated total	2,238	3,563	8,569

Depreciation and amortization:
Game & Network Services	20,798	25,486	29,091
Music	17,795	16,124	18,230
Pictures	22,375	20,487	24,458
Home Entertainment & Sound	21,781	19,830	21,136
Imaging Products & Solutions	27,612	25,442	23,928
Mobile Communications	24,186	19,794	19,215
Semiconductors	100,964	102,328	99,258
Financial Services, including deferred insurance acquisition costs	102,270	47,056	79,843
All Other	17,767	7,407	5,910

Total	355,548	283,954	321,069
Corporate	41,543	43,094	40,375

Consolidated total	397,091	327,048	361,444

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales and operating revenue:
Game & Network Services
Network	529,318	714,924	1,033,192
Hardware and Others	950,457	866,644	815,106

Total	1,479,775	1,581,568	1,848,298
Music
Recorded Music	412,718	388,948	446,960
Music Publishing	71,258	66,541	74,360
Visual Media and Platform	118,588	175,278	263,472

Total	602,564	630,767	784,792
Pictures
Motion Pictures	447,355	409,363	448,945
Television Productions	270,115	271,886	289,024
Media Networks	218,357	219,981	272,204

Total	935,827	901,230	1,010,173
Home Entertainment & Sound
Televisions	797,764	720,557	861,763
Audio and Video	354,946	311,771	357,194
Other	2,375	1,887	2,777

Total	1,155,085	1,034,215	1,221,734
Imaging Products & Solutions
Still and Video Cameras	428,777	351,834	415,318
Other	248,454	219,665	231,845

Total	677,231	571,499	647,163
Mobile Communications	1,121,925	752,688	713,916
Semiconductors	599,430	659,779	726,892
Financial Services	1,066,319	1,080,284	1,221,235
All Other	435,668	375,116	351,527
Corporate	31,888	16,104	18,252

Consolidated total	8,105,712	7,603,250	8,543,982

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Operating income (loss):
Game & Network Services	88,668	135,553	177,478
Music	86,509	75,798	127,786
Pictures	38,507	(80,521)	41,110
Home Entertainment & Sound	50,558	58,504	85,841
Imaging Products & Solutions	69,320	47,257	74,924
Mobile Communications	(61,435)	10,164	(27,636)
Semiconductors	14,500	(7,811)	164,023
Financial Services	156,543	166,424	178,947
All Other	(41,252)	(29,585)	(23,530)

Total	401,918	375,783	798,943
Corporate and elimination	(107,721)	(87,081)	(64,083)

Consolidated operating income	294,197	288,702	734,860
Other income	66,849	14,418	23,728
Other expenses	(56,542)	(51,501)	(59,539)

Consolidated income before income taxes	304,504	251,619	699,049

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	3,801	5,435	4,483
Pictures	(981)	(35)	(129)
Home Entertainment & Sound	—	—	—
Imaging Products & Solutions	—	—	—
Mobile Communications	(186)	(79)	(102)
Semiconductors	—	—	—
Financial Services	(645)	(3,601)	(61)
All Other	249	1,843	4,378

Consolidated total	2,238	3,563	8,569

Depreciation and amortization:
Game & Network Services	20,798	25,486	29,091
Music	17,795	16,124	18,230
Pictures	22,375	20,487	24,458
Home Entertainment & Sound	21,781	19,830	21,136
Imaging Products & Solutions	27,612	25,442	23,928
Mobile Communications	24,186	19,794	19,215
Semiconductors	100,964	102,328	99,258
Financial Services, including deferred insurance acquisition costs	102,270	47,056	79,843
All Other	17,767	7,407	5,910

Total	355,548	283,954	321,069
Corporate	41,543	43,094	40,375

Consolidated total	397,091	327,048	361,444

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales and operating revenue:
Game & Network Services
Network	529,318	714,924	1,033,192
Hardware and Others	950,457	866,644	815,106

Total	1,479,775	1,581,568	1,848,298
Music
Recorded Music	412,718	388,948	446,960
Music Publishing	71,258	66,541	74,360
Visual Media and Platform	118,588	175,278	263,472

Total	602,564	630,767	784,792
Pictures
Motion Pictures	447,355	409,363	448,945
Television Productions	270,115	271,886	289,024
Media Networks	218,357	219,981	272,204

Total	935,827	901,230	1,010,173
Home Entertainment & Sound
Televisions	797,764	720,557	861,763
Audio and Video	354,946	311,771	357,194
Other	2,375	1,887	2,777

Total	1,155,085	1,034,215	1,221,734
Imaging Products & Solutions
Still and Video Cameras	428,777	351,834	415,318
Other	248,454	219,665	231,845

Total	677,231	571,499	647,163
Mobile Communications	1,121,925	752,688	713,916
Semiconductors	599,430	659,779	726,892
Financial Services	1,066,319	1,080,284	1,221,235
All Other	435,668	375,116	351,527
Corporate	31,888	16,104	18,252

Consolidated total	8,105,712	7,603,250	8,543,982

Sales and Operating Revenue to External Customers by Product Category

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales and operating revenue:
Game & Network Services
Network	529,318	714,924	1,033,192
Hardware and Others	950,457	866,644	815,106

Total	1,479,775	1,581,568	1,848,298
Music
Recorded Music	412,718	388,948	446,960
Music Publishing	71,258	66,541	74,360
Visual Media and Platform	118,588	175,278	263,472

Total	602,564	630,767	784,792
Pictures
Motion Pictures	447,355	409,363	448,945
Television Productions	270,115	271,886	289,024
Media Networks	218,357	219,981	272,204

Total	935,827	901,230	1,010,173
Home Entertainment & Sound
Televisions	797,764	720,557	861,763
Audio and Video	354,946	311,771	357,194
Other	2,375	1,887	2,777

Total	1,155,085	1,034,215	1,221,734
Imaging Products & Solutions
Still and Video Cameras	428,777	351,834	415,318
Other	248,454	219,665	231,845

Total	677,231	571,499	647,163
Mobile Communications	1,121,925	752,688	713,916
Semiconductors	599,430	659,779	726,892
Financial Services	1,066,319	1,080,284	1,221,235
All Other	435,668	375,116	351,527
Corporate	31,888	16,104	18,252

Consolidated total	8,105,712	7,603,250	8,543,982

Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets

Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2016, 2017 and 2018 and property, plant and equipment, net as of March 31, 2017 and 2018 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Sales and operating revenue:
Japan	2,317,312	2,392,790	2,625,619
United States	1,733,759	1,673,768	1,835,705
Europe	1,881,329	1,634,683	1,841,457
China	540,497	557,995	674,718
Asia-Pacific	959,171	866,712	1,024,179
Other Areas	673,644	477,302	542,304

Total	8,105,712	7,603,250	8,543,982

	Yen in millions
	March 31
	2017	2018
Property, plant and equipment, net:
Japan	580,453	563,593
United States	101,167	97,979
Europe	24,273	23,302
China	13,466	11,232
Asia-Pacific	34,575	36,738
Other Areas	4,265	6,626

Total	758,199	739,470